Ordinary Shares (Details)			6 Months Ended
		Jul. 09, 2025 $ / shares shares	Jun. 30, 2026 $ / shares shares		Dec. 31, 2025 $ / shares shares		Jul. 09, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 shares	Feb. 26, 2019 CNY (¥) ¥ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares authorized (in Shares)			500,000,000	[1]	500,000,000	[1]	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001	[1]	$ 0.0001	[1]
Ordinary shares, shares issued (in Shares)	[1]		81,016,311		76,048,501
Ordinary shares, shares outstanding (in Shares)	[1]		81,016,311		76,048,501
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized (in Shares)							400,000,000		372,691,551
Issuance of common stocks-cash (in Shares)			34,132,101
Purchase price per share (in Dollars per share) | ¥ / shares							¥ 10
Conversion of shares							24,707,091
Ordinary shares, shares issued (in Shares)			81,016,311		76,048,501			45,292,909
Ordinary shares, shares outstanding (in Shares)								45,292,909
Class A Ordinary Shares [Member] | Shareholders of Distoken [Member]
Class of Stock [Line Items]
Issuance of common stocks-cash (in Shares)		3,343,552
Class A Ordinary Shares [Member] | PIPE Investors [Member]
Class of Stock [Line Items]
Issuance of common stocks-cash (in Shares)		2,704,949
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized (in Shares)							100,000,000		127,308,449
Ordinary Shares [Member]
Class of Stock [Line Items]
Authorized share capital (in Dollars) | ¥							¥ 500,000,000		¥ 50,000
Ordinary shares, par value (in Dollars per share) | ¥ / shares							¥ 0.0001		¥ 0.0001
Issuance of common stocks-cash (in Shares)			45,292,909
Ordinary Shares [Member] | PIPE Investors [Member]
Class of Stock [Line Items]
Issuance of common stocks-cash (in Shares)			2,704,949
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Issuance of common stocks-cash (in Shares)			11,160,808

[1]	On July 9, 2025, the Company consummated a business combination with Distoken Acquisition Corporation. In connection therewith, the Company amended its memorandum and articles of association to increase the authorized share capital to 500,000,000 ordinary shares, comprising 400,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares, par value US$0.0001 each. Upon consummation of the Business Combination, all preferred shares were converted into Class A ordinary shares, and the share capital structure has been retroactively adjusted.